Segment Geographical Information and Major Customers (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Geographical Information and Major Customers (Textual)
Concentration risk, Percentage	13.00%	9.00%	11.00%